Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2013